27. NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NetSalesLineItems [Line Items]
Gross sales	R$ 39,004,511	R$ 35,613,367	R$ 33,535,862
Sales deductions	(5,557,531)	(5,424,946)	(5,221,702)
Net sales	33,446,980	30,188,421	28,314,160
BRAZIL CGU [Member]
NetSalesLineItems [Line Items]
Gross sales	21,645,253	20,659,378	19,350,033
Sales deductions	(4,155,774)	(4,366,842)	(4,161,421)
Net sales	17,489,479	16,292,536	15,188,612
International [Member]
NetSalesLineItems [Line Items]
Gross sales	16,191,795	14,012,629	13,233,323
Sales deductions	(1,292,401)	(943,958)	(983,475)
Net sales	14,899,394	13,068,671	12,249,848
Others [Member]
NetSalesLineItems [Line Items]
Gross sales	1,167,463	941,360	952,506
Sales deductions	(109,356)	(114,146)	(76,806)
Net sales	R$ 1,058,107	R$ 827,214	R$ 875,700